Intangible Assets - Key Assumptions Used in Impairment Testing (Detail)	Mar. 31, 2023	Mar. 31, 2022
SMBC Nikko Securities Inc. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	7.90%	8.80%
Growth rate	1.00%	1.00%
SMBC Consumer Finance Co., Ltd [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	8.95%	9.53%
Growth rate	1.00%	1.00%
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	11.30%	12.40%
Growth rate	1.00%	1.00%
Fullerton India [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	17.60%	17.00%
Growth rate	8.10%	8.30%